LONG-TERM DEBT - SERIES G DEBENTURES (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2022 USD ($) Item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Debt Instrument [Line Items]
Proceeds from non-convertible debentures		$ 0	$ 96,143	$ 0
Two Thousand Ten Convertible Debentures Series G [Member]
Debt Instrument [Line Items]
Proceeds from non-convertible debentures	$ 115,000
Principal amount		$ 19,000	64,000		₪ 67	₪ 201
Interest rate		2.79%			2.79%
Debt Instrument Periodic Payments Number | Item		7
Hedging transactions asset fair value		$ 2,000	$ 13,000